Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Derivative Liabilities
Schedule of Binomial Model Assumptions Inputs

June 30, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.50-3.00
Risk-Free Interest Rate	0.01-0.46%
Expected Volatility	89-236%

December 31, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.50-3.00
Risk-Free Interest Rate	0.05-0.53%
Expected Volatility	127-234%

June 30, 2020
Annual Dividend Yield	—
Expected Life (Years)	0.50-1.00
Risk-Free Interest Rate	0.16-2.10%
Expected Volatility	113-175%

June 30, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.50-3.00
Risk-Free Interest Rate	0.01-0.46%
Expected Volatility	89-236%

Schedule of Fair Value of Derivative

Fair value of the derivative is summarized as below:

Beginning Balance, June 30, 2021	$2,217,361
Additions	$708,948
Mark to Market	$65,073
Cancellation of Derivative Liabilities Due to Cash Repayment	$—
Reclassification to APIC Due to Conversions	$(769,071)
Ending Balance, December 31, 2021	2,222,310

Fair value of the derivative is summarized as below:

Beginning Balance, June 30, 2020	$5,597,095
Additions	$2,663,892
Mark to Market	$(230,573)
Cancellation of Derivative Liabilities Due to Cash Repayment	$(856,910)
Reclassification to APIC Due to Conversions	$(4,956,143)
Ending Balance, June 30, 2021	2,217,361